Fixed Assets - Additional Disclosure (Detail) (USD $)	12 Months Ended		28 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation Expense	$ 112,380	$ 13,892	$ 126,272